Provision For Income Taxes And Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of provision for income taxes
Provision for income taxes consists of the following for the years ended December 31, 2021 and 2020:

($ in thousands)	2021	2020
Current
Federal	$51,815	$27,821
State	23,337	11,936
Foreign	—	—

Total current	$75,152	$39,757

Deferred
Federal	$(29,445)	$(6,253)
State	(14,043)	(4,394)
Foreign	5,759	(9,273)

Total deferred	$(37,729)	$(19,920)

Change in valuation allowance	$2,684	$8,767

Total	$40,107	$28,604

Summary of components of deferred tax assets and liabilities
As of December 31, 2021 and 2020, the components of deferred tax assets and liabilities were as follows:

($ in thousands)	2021	2020
Deferred tax assets
Share-based compensation	$1,029	$360
Financing f ees	2,542	2,920
Net operating losses	36,096	29,708
Inventory	239	967
Capital losses	—	336
Lease liabilities	26,761	22,284
Other	730	4,279

Total deferred tax assets	$67,397	$60,854

Deferred tax liabilities
ROU assets	$(7,824)	$(7,574)
Property, plant and equipment	(11,885)	(12,668)
Intangible assets	(93,761)	(48,499)
Other	(1,948)	(139)

Total deferred tax liabilities	$(115,418)	$(68,880)

Valuation allowance	$(31,085)	$(26,044)

Net deferred tax liabilities	$(79,105)	$(34,071)

Summary of reconciliation between the effective tax rate
The reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

($ in thousands)	2021	2020
Expected income tax expense at statutory tax rate	$(53,912)	$(13,475)
Tax rate differences	(1,109)	(13,684)
Pass through and non-controlling entities	(7,373)	(4,775)
State tax expense, net	9,319	7,517
IRC Section 280E disallowance	47,100	35,376
Changes in value of deferred consideration	(10,103)	3,116
Loss on debt modification	7,554	—
Uncertain tax treatment	(4,749)	755
Share-based compensation	3,941	3,159
Goodwill impairment	45,314	—
Change in valuation allowance	2,684	8,768
Other	$1,440	1,847

Income tax expense	$40,107	$28,604

Effective tax rate	(15.6%)	(44.6%)

Summary of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

($ in thousands)	2021	2020
Balance at January 1	$4,749	$3,993
Additions based on tax positions related to the current year	—	556
Additions for tax positions of prior years	—	200
Reductions for tax positions of prior year s	(4,749)	—

Balance at the end of the year	$—	$4,749